Debt Securities - Additional Information (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Debt Securities, Available-for-Sale [Line Items]
Allowance for credit losses on available-for-sale securities	$ 0
Available-for-sale securities, amortized cost	930,439,000	$ 972,315,000
Available-for-sale securities, fair value	811,081,000	822,812,000
Debt securities, available-for-sale, unrealized loss position, accumulated loss	120,178,000	149,504,000
Debt securities, available-for-sale, unrealized loss position	760,165,000	822,246,000
Tennessee, Alabama, and Texas [Member]
Debt Securities, Available-for-Sale [Line Items]
Security owned and pledged as collateral	116,000,000	111,505,000
Security owned and pledged as collateral, fair value	99,000,000
Asset Pledged as Collateral [Member] | Public Deposits and Other Required Purposes [Member]
Debt Securities, Available-for-Sale [Line Items]
Available-for-sale securities, amortized cost	500,046,000	477,051,000
Available-for-sale securities, fair value	429,705,000	405,043,000
Collateralized Mortgage Obligations [Member]
Debt Securities, Available-for-Sale [Line Items]
Available-for-sale securities, amortized cost	145,179,000	148,460,000
Available-for-sale securities, fair value	$ 124,005,000	126,190,000
US Government Sponsored Entities and Agencies [Member]
Debt Securities, Available-for-Sale [Line Items]
Percent of mortgage-backed securties	97.00%
Non-agency Collateralized Mortgage Obligations [Member]
Debt Securities, Available-for-Sale [Line Items]
Available-for-sale securities, fair value	$ 11,500,000
Debt securities, available-for-sale, unrealized loss position, accumulated loss	1,500,000
Obligations of States and Political Subdivisions [Member]
Debt Securities, Available-for-Sale [Line Items]
Available-for-sale securities, amortized cost	223,358,000	218,936,000
Available-for-sale securities, fair value	193,058,000	179,012,000
Debt securities, available-for-sale, unrealized loss position, accumulated loss	30,697,000	39,924,000
Debt securities, available-for-sale, unrealized loss position	176,532,000	179,012,000
Obligations of States and Political Subdivisions [Member] | Tennessee, Alabama, and Texas [Member]
Debt Securities, Available-for-Sale [Line Items]
Financial instruments, owned, at fair value		90,008,000
Asset-backed Securities [Member]
Debt Securities, Available-for-Sale [Line Items]
Available-for-sale securities, amortized cost	51,183,000	47,538,000
Available-for-sale securities, fair value	49,973,000	45,250,000
Debt securities, available-for-sale, unrealized loss position, accumulated loss	1,403,000	2,288,000
Debt securities, available-for-sale, unrealized loss position	33,166,000	45,250,000
Corporate Debt Securities [Member]
Debt Securities, Available-for-Sale [Line Items]
Available-for-sale securities, amortized cost	2,500,000	2,500,000
Available-for-sale securities, fair value	2,423,000	2,403,000
Debt securities, available-for-sale, unrealized loss position, accumulated loss	77,000	97,000
Debt securities, available-for-sale, unrealized loss position	$ 2,423,000	$ 2,403,000